CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2018
CORPORATE INFORMATION
CORPORATE INFORMATION

NOTE 1 - CORPORATE INFORMATION

Embotelladora Andina S.A. RUT (Chilean Tax Id. N°) 91.144.000-8 (hereafter “Andina,” and together with its subsidiaries, the “Company”) is registered under No. 00124 of the Securities Registry and is regulated by Chile’s Financial Market Commission (previously the Superintendence of Securities and Insurance) pursuant to Law 18.046.

The principal activities of Embotelladora Andina S.A. are to manufacture, bottle, commercialize and/or distribute Coca-Cola products and brands registered by The Coca-Cola Company. The Company has operations and is licensed by The Coca-Cola Company in its territories Chile, Brazil, Argentina and Paraguay. In Chile, the geographic areas in which the Company has distribution franchises are regions II, III, IV, XI, XII, Metropolitan Region, Rancagua and San Antonio. In Brazil, in the states of Rio de Janeiro, Espirito Santo, Niteroi, Vitoria, Nova Iguaçu, part of Sao Paulo and part of Minas Gerais. In Argentina, in the provinces of Mendoza, Córdoba, San Luis, Entre Ríos, Santa Fe, Rosario, Santa Cruz, Neuquén, El Chubut, Tierra del Fuego, Río Negro, La Pampa and the western zone of the Province of Buenos Aires. In Paraguay, the franchised territory covers the whole country. Regarding licenses for the territories in Chile, some are in the renewal process and others in October 2023. In Argentina they expire in 2022; in Brazil they are in the renewal process and in Paraguay they expire in 2020. Said licenses are renewable upon the request of the licensee and at the sole discretion of The Coca-Cola Company. These licenses are expected to be renewed under similar conditions on the date of expiration.

As of the date of this report, regarding Andina’s principal shareholders, the Controlling Group(1) holds 55.72% of the outstanding shares with voting rights, corresponding to the Series A shares.

The head office of Embotelladora Andina S.A. is located on Miraflores 9153, borough of Renca, Santiago, Chile.

(1)   Controlling Group: Inversiones SH Seis Limitada , Inversiones Cabildo SpA, Inversiones Chucao Limitada, today Inversiones Lleuque Limitada , Inversiones Nueva Delta S.A. , Inversiones Nueva Delta Dos S.A. , Inversiones Las Gaviotas Dos Limitada, today Inversiones Playa Amarilla SpA , Inversiones Playa Negra Dos Limitada, today Inversiones Playa Negra SpA , Inversiones Don Alfonso Dos Limitada, today Inversiones Don Alfonso Limitada , Inversiones El Campanario Dos Limitada, today Inversiones El Campanario Limitada , Inversiones Los Robles Dos Limitada, today Inversiones Los Robles Limitada  and Inversiones Las Viñas Dos Limitada, today Inversiones Las Niñas Dos SpA .